Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of right of use assets

The continuity of the right-of-use assets as of June 30, 2026 and 2025 is as follows:

Right-of-use asset	Office	Vehicle	IPP facilities	Total
Cost:
Balance, June 30, 2025 (Restated – note 2(e)(ii))	$561	$33	$11,663	$12,257
Additions	126	81	324	531
Change in asset retirement cost	-	-	38	38
Modifications	27	-	-	27
Foreign currency impact	-	-	11	11
Balance, June 30, 2026	$714	$114	$12,036	$12,864

Accumulated Depreciation:
Balance, June 30, 2025	$202	$8	$770	$980
Depreciation	171	28	1,095	1,294
Balance, June 30, 2026	$373	$36	$1,865	$2,274
Net Book Value, June 30, 2026	$341	$78	$10,171	$10,590

Right-of-use asset	Office	Vehicle	IPP facilities	Total
Cost:
Balance, June 30, 2024	$314	$-	$947	$1,261
Addition from acquisition (note 19)	-	-	8,168	8,168
Additions – asset retirement cost	-	-	123	123
Additions	-	33	-	33
Adjustment (note 2(e)(ii))	264	-	2,425	2,689
Modifications	(17)	-	-	(17)
Balance, June 30, 2025 (Restated – note 2(e)(ii))	$561	$33	$11,663	$12,257

Accumulated Depreciation:
Balance, June 30, 2024	$124	$-	$52	$176
Modifications	(5)	-	-	(5)
Depreciation	83	8	718	809
Balance, June 30, 2025	$202	$8	$770	$980
Net Book Value, June 30, 2025 (Restated – note 2(e)(ii))	$359	$25	$10,893	$11,277

Schedule of lease liabilities

The continuity of the lease liabilities as of June 30, 2026 and 2025 is as follows:

Lease liabilities	Office	Vehicle	IPP facilities	Total
Balance, June 30, 2025 (Restated – note 2(e)(ii))	$378	$25	$8,068	$8,471
Additions	126	81	324	531
Modifications	(3)	-	-	(3)
Payments	(198)	(28)	(883)	(1,109)
Foreign currency impact	-	-	20	20
Interest accretion	59	3	450	512
Balance, June 30, 2026	$362	$81	$7,979	$8,422
Current	125	42	1,191	1,358
Non-current	237	39	6,788	7,064
Balance, June 30, 2026	$362	$81	$7,979	$8,422

Lease liabilities	Office	Vehicle	IPP facilities	Total
Balance, June 30, 2024	$230	$-	$912	$1,142
Additions from acquisition (note 19)	-	-	7,043	7,043
Additions	-	33	-	33
Additions adjustment (note 2(e)(ii))	264	-	526	790
Modifications	(17)	-	-	(17)
Payments	(114)	(10)	(857)	(981)
Interest accretion	15	2	444	461
Balance, June 30, 2025 (Restated – note 2(e)(ii))	$378	$25	$8,068	$8,471
Current (Restated – note 2(e)(ii))	100	11	894	1,005
Non-current (Restated – note 2(e)(ii))	278	14	7,174	7,466
Balance, June 30, 2025 (Restated – note 2(e)(ii))	$378	$25	$8,068	$8,471

Schedule of lease liability maturities

The maturity analysis of the Company’s contractual undiscounted lease liabilities as of June 30, 2026 is as follows:

July 1, 2026 – June 30, 2027	$1,520
July 1, 2027 – June 30, 2028	1,093
July 1, 2028 – June 30, 2029	1,067
July 1, 2029 – June 30, 2030	934
July 1, 2030 onward	6,458
Total	$11,072